Document and Entity Information	9 Months Ended
Sep. 30, 2017
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2017
Trading Symbol	AMR
Entity Registrant Name	Alta Mesa Resources, Inc. /DE
Entity Central Index Key	0001690769
Entity Filer Category	Non-accelerated Filer